Derivative Financial Instruments	6 Months Ended
Jun. 30, 2022
Derivative Financial Instruments
Derivative Financial Instruments

12. Derivative Financial Instruments

The fair value of the Partnership’s derivative assets is as follows:

	December 31,	June 30,
	2021	2022
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	—	119
Total	—	119
Derivative financial instruments, current assets	—	94
Derivative financial instruments, non-current assets	—	25
Total	—	119

The fair value of the Partnership’s derivative liabilities is as follows:

	December 31,	June 30,
	2021	2022
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	9,245	82
Total	9,245	82
Derivative financial instruments, current liability	5,184	10
Derivative financial instruments, non-current liability	4,061	72
Total	9,245	82

Interest rate swap agreements

The Partnership enters into interest rate swap agreements which convert the floating interest rate exposure into a fixed interest rate in order to economically hedge a portion of the Partnership’s exposure to fluctuations in prevailing market interest rates. Under the interest rate swaps, the counterparty effects quarterly floating-rate payments to the Partnership for the notional amount based on the three-month USD London Interbank Offered Rate (“LIBOR”), and the Partnership effects quarterly payments to the counterparty on the notional amount at the respective fixed rates.

Interest rate swaps held for trading

The principal terms of the Partnership’s interest rate swaps held for trading have been disclosed in the annual audited consolidated financial statements for the year ended December 31, 2021. Refer to Note 18 “Derivative Financial Instruments”.

The derivative instruments of the Partnership were not designated as cash flow hedging instruments as of June 30, 2022. The change in the fair value of the interest rate swaps for the three and six months ended June 30, 2022 amounted to a gain of $2,459 and a gain of $9,282, respectively (for the three and six months ended June 30, 2021, a gain of $1,962 and a gain of $5,569, respectively), which was recognized in profit or loss in the period incurred and is included in (Loss)/gain on derivatives. During the three and six months ended June 30, 2022, the gain of $2,459 and the gain of $9,282, respectively (Note 13), was mainly attributable to changes in the USD LIBOR yield curve, which was used to calculate the present value of the estimated future cash flows, resulting in a decrease in derivative liabilities from interest rate swaps held for trading.